Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Trading debt securities	$ 69,989	$ 57,624	[1]
Available-for-sale, at fair value (2)	269,912	276,407	[1]
Marketable equity securities	29,556	39,227	[1]
Equity securities	55,148	62,497	[1]
Derivative asset	34,560	36,355
Financial liabilities
Derivative liabilities	(32,047)	(34,298)
Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	13,348	6,319
Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	49,264	51,326
Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	160,203	169,392
Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	5,483	5,648
Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	5,455	4,867
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	0	0
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	0	0
Available-for-sale, at fair value (2)	45	340
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	33
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	45	307
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	0	0
Available-for-sale, at fair value (2)	129	1,158
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	129	1,158
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Derivative asset	17	19
Financial liabilities
Derivative liabilities	(12)	(19)
Other liabilities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	899	926
Available-for-sale, at fair value (2)	10,399	3,389
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	10,399	3,389
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Other liabilities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	256	215
Available-for-sale, at fair value (2)	255,780	266,744
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	2,949	2,930
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	48,377	50,401
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	160,162	168,948
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	44,292	44,465
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Equity securities	159	227
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	158	227
Third-party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	1	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Derivative asset	0	0
Financial liabilities
Derivative liabilities	0	0
Other liabilities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Trading debt securities	0	0
Available-for-sale, at fair value (2)	842	146
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value (2)	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value (2)	43	49
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value (2)	41	75
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities [Member]
Financial assets
Available-for-sale, at fair value (2)	758	22
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Marketable equity securities [Member]
Financial assets
Marketable equity securities	0	0
Third-party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Nonmarketable equity securities [Member]
Financial assets
Nonmarketable equity securities	$ 0	$ 0

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.